SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 721,769	$ 721,769
Less: accumulated depreciation	(425,327)	(263,118)
Total property and equipment, net	296,442	458,651
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	292,341	292,341
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	263,217	263,217
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	132,468	132,468
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 33,743	$ 33,743